Consolidated statements of changes in equity - EUR (€) € in Thousands	Issued capital	Capital reserves	Fair value reserves	Accumulated deficit	Total
Balance beginning at Dec. 31, 2020	€ 983	€ 345,164	€ 1,720	€ (275,874)	€ 71,993
Issue of common shares	240	114,197			114,437
Exercise of share-based payment awards	11	2,906			2,917
Equity-settled share-based payment awards		11,820			11,820
Loss for the period				(57,523)	(57,523)
Other comprehensive loss			(7,693)		(7,693)
Balance ending at Dec. 31, 2021	1,234	474,087	(5,973)	(333,397)	135,951
Issue of common shares	259	89,545			89,804
Exercise of share-based payment awards	0	101			101
Equity-settled share-based payment awards		19,110			19,110
Transfer of cumulative loss on sale of financial assets			10,789	(10,789)	0
Loss for the period				(86,004)	(86,004)
Other comprehensive loss			(6,047)		(6,047)
Balance ending at Dec. 31, 2022	1,493	582,843	(1,231)	(430,190)	152,915
Issue of common shares	7	109			116
Equity-settled share-based payment awards		10,714			10,714
Loss for the period				(105,938)	(105,938)
Other comprehensive loss					0
Balance ending at Dec. 31, 2023	€ 1,500	€ 593,666	€ (1,231)	€ (536,128)	€ 57,807